Organization and Basis of Presentation Organization and Basis of Presentation Narrative (Details)	6 Months Ended
	Jun. 30, 2018 DWT	Jun. 30, 2017
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	56
Number of Reportable Segments	2
DWT	3,869,800
Kamsarmax Vessel [Member] [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned		19
Ultramax Vessels [Member]
Organization and Basis of Presentation [Table] [Line Items]
Number of vessels owned	37
Ultramax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	60,200
Ultramax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	64,000
Kamsarmax pool [Member] | Minimum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	82,000
Kamsarmax pool [Member] | Maximum [Member]
Organization and Basis of Presentation [Table] [Line Items]
DWT	84,000